Consolidated Statements of Financial Position	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)
Current Assets
Cash and cash equivalents	$ 37,317,962	$ 33,158,642
Trade and other receivables	7,699,157	3,937,607
Other current assets	811,781	8,774,937
Total Current Assets	45,828,900	45,871,186
Non-Current Assets
Property and equipment	302	3,848
Right-of-use assets	190,259	151,326
Total Non-Current Assets	190,561	155,174
Total Assets	46,019,461	46,026,360
Current Liabilities
Trade and other payables	2,026,246	2,575,490
Provisions	1,026,219	875,908
Other current liabilities	133	139
Lease liabilities	55,175	66,912
Current tax liabilities	48,436	16,280
Total Current Liabilities	3,156,209	3,534,730
Non-Current Liabilities
Lease liabilities	138,290	88,545
Total Non-Current Liabilities	138,290	88,545
Total Liabilities	3,294,499	3,623,275
Net Assets	42,724,962	42,403,086
Equity
Issued capital	282,513,370	262,949,462
Reserves	5,795,877	5,342,304
Accumulated deficit during the development stage	(245,584,285)	(225,888,680)
Total Equity	$ 42,724,962	$ 42,403,086